Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000032051 | Roku, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000032051 | Wolfspeed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000032051 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000032051 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000032051 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032051 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032051 | Palantir Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032051 | PagerDuty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032051 | Enphase Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032051 | Domo, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000032051 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000032051 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000032051 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000032051 | Small Cap (less than $1B)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032051 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000032051 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000032051 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000032051 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000032051 | Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000032051 | Education
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032051 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032051 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032051 | Defense & Aerospace
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000032051 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000032051 | Internet
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000032051 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000032051 | Software
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000032051 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052080 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000052080 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000052080 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000052080 | Aspen Aerogels, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000052080 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000052080 | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000052080 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000052080 | Enovix Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052080 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052080 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052080 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000052080 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000052080 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000052080 | Small Cap (less than $1B)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052080 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052080 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000052080 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000052080 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052080 | Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000052080 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000052080 | Renewable Energy
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000052080 | Defense & Aerospace
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000052080 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000052080 | Investment_SecurityTypeCode_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000052080 | Advanced Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052080 | Energy Efficiency
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000052080 | Other Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000052080 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000052080 | Engineering Service
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000052080 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000052080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052080 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%